As filed with the U.S. Securities and Exchange Commission on February 1, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

SHP ETF Trust
(Exact name of registrant as specified in charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Address of principal executive offices) (Zip code)

Garrett Paolella

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Name and address of agent for service)

(914) 443-5008

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
November 30, 2021 (Unaudited)

SHP ETF Trust
•FIS Knights of Columbus Global Belief ETF	KOCG	NYSE Arca

SHP ETF Trust

1

Shareholder Letter	SHP ETF Trust
November 30, 2021

Dear Shareholder,

The reporting period as of November 30, 2021, was a period that saw increased volatility as investors grappled with renewed inflation fears, changing federal reserve policy and the continuation of the coronavirus (or “COVID-19”) pandemic. The Global economy continued to experience a strong rebound from the disruptions caused by the pandemic. As demand continued to improve, corporate earnings generally experienced sharp growth from 2020 levels. Equity prices experienced strong gains as earnings improved across the globe and investors remained optimistic about continued growth. Fiscal stimulus and accommodative monetary policy continued to provide a tailwind to the economy in 2021.

The United States produced strong returns for the third year in a row and outpaced both developed international and emerging markets. The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the middle of 2021, which meant bonds were priced for extreme risk avoidance and economic disruption. Low interest rates left bond markets vulnerable to shocks like inflation that could lead to higher rates. Due to the rapidly expanding economy, inflation did indeed rise faster than expected which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment grade corporates declined slightly.

The Federal Reserve maintained near-zero interest rates and commented that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, inflation reached levels not seen since the 1970s as 2021 progressed and it became clear that it would not be “transitory” as first expected. Energy prices and labor costs were the primary culprits for increased pricing pressure. Rebounding economic activity as well as policy missteps in Washington have combined to accelerate these inflationary pressures. As a result, recent Fed commentary committed to reducing asset purchases and it seems almost certain that they will raise rates in 2022.

Despite moderately higher rates, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum. Many investors believe that supply chain disruptions could start to improve in 2022 which will help ease pricing pressures. It is our belief that corporate earnings will continue to be strong, and the lagged effects of both monetary and fiscal stimulus will continue to provide a backdrop for positive economic growth. Overall, we maintain a moderately positive view of global equities.

Finally, we continue to see an increased appetite for investors to align their portfolios with their values. We’re committed to providing investment strategies than can help our shareholders meet their financial goals while investing in companies that align with their faith. We encourage you to consult with your financial advisor and visit FaithInvestorServices.com to share your feedback.

Chief Executive Officer
Faith Investor Services, LLC

Must be preceded or accompanied by a prospectus. Opinions expressed are subject to change and should not be considered investment advice.

Investing involves risks, principal loss is possible. The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar funds that do not consider the USCCB Guidelines when making investment decisions.

Investment-grade: a rating that signals a corporate or municipal bond has a relatively low risk of default

Distributed by Foreside Fund Services, LLC.

2

Portfolio Allocations by Sector and Country	FIS Knights of Columbus Global Belief ETF
November 30, 2021 (Unaudited)

ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Information Technology	22.8%
Financials	13.7
Consumer Discretionary	13.3
Industrials	12.8
Health Care	9.2
Communication Services	8.3
Consumer Staples	5.1
Energy	4.8
Materials	4.8
Real Estate	2.5
Utilities	2.1
Money Market Fund and Other Assets and Liabilities	0.6
100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	55.5%
Japan	8.0
France	6.2
Canada	3.9
United Kingdom	3.5
Denmark	2.8
Germany	2.8
Ireland	2.5
Cayman Islands	2.0
Norway	1.8
Taiwan, Province of China	1.7
Australia	1.5
Sweden	1.5
India	1.2
Singapore	0.9
South Africa	0.9
South Korea	0.9
Hong Kong	0.8
Mexico	0.8
Switzerland	0.7
Other(1)	0.1
100.0%

(1)Includes cash and net other assets (liabilities).

Schedule of Investments	FIS Knights of Columbus Global Belief ETF
November 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.
3

Investments	Number of Shares	Value
COMMON STOCKS — 99.4%
Air Freight & Logistics — 0.8%
FedEx Corp.	744	$171,395

Auto Components — 0.8%
Magna International, Inc.	2,552	190,485

Automobiles — 2.1%
Daimler AG	2,511	234,588
General Motors Co.*	4,300	248,841
		483,429
Banks — 7.0%
Bank of Montreal	2,418	250,772
Citizens Financial Group, Inc.	5,208	246,182
Credit Agricole SA	14,601	198,302
DNB Bank ASA	9,207	200,281
KB Financial Group, Inc.*	4,464	198,112
Signature Bank	1,027	310,462
United Overseas Bank Ltd.	10,695	198,667
		1,602,778
Beverages — 0.9%
Constellation Brands, Inc.	930	209,557

Biotechnology — 2.1%
Horizon Therapeutics plc*	2,280	236,573
Natera, Inc.*	1,846	168,835
Zai Lab Ltd.*	930	67,043
		472,451
Building Products — 1.1%
Fortune Brands Home & Security, Inc.	2,386	239,865

Capital Markets — 4.9%
Ameriprise Financial, Inc.	744	215,463
Franklin Resources, Inc.	6,138	198,871
Goldman Sachs Group Inc (The)	749	285,362
Morgan Stanley	2,604	246,911
Partners Group Holding AG	93	159,790
		1,106,397
Chemicals — 1.7%
Chemours Co. (The)	6,911	205,257
Mosaic Co. (The)	5,015	171,613
		376,870
Communications Equipment — 0.7%
Telefonaktiebolaget LM Ericsson	16,089	161,622

Investments	Number of Shares	Value

Construction & Engineering — 2.1%
AECOM*	3,509	$241,910
Quanta Services, Inc.	2,114	240,531
		482,441
Construction Materials — 0.8%
Cemex SAB de CV*	277,458	170,817

Containers & Packaging — 0.9%
Sealed Air Corp.	3,400	211,208

Electric Utilities — 1.1%
Exelon Corp.	4,650	245,194

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	4,185	218,934
Schneider Electric SE	1,302	228,944
		447,878
Entertainment — 1.7%
Nintendo Co. Ltd.	572	252,386
Roku, Inc.*	635	144,533
		396,919
Food & Staples Retailing — 2.1%
BJ’s Wholesale Club Holdings, Inc.*	4,278	282,990
J Sainsbury plc	53,661	196,367
		479,357
Food Products — 0.8%
Darling Ingredients, Inc.*	2,830	191,082

Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.*	382	233,605
Hoya Corp.	1,673	265,511
		499,116
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	1,302	179,611

Household Durables — 1.2%
Sony Group Corp.	2,232	271,764

Industrial Conglomerates — 1.0%
Siemens AG	1,498	238,218

Insurance — 1.8%
Legal & General Group plc	55,521	207,067
Prudential Financial, Inc.	2,046	209,224
		416,291

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2021 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.4% (Continued)
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A*	293	$831,519
Baidu, Inc.*	9,579	178,166
Meta Platforms, Inc., Class A*	840	272,547
		1,282,232
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd.*	13,020	212,606

IT Services — 5.4%
Accenture plc	930	332,382
Fujitsu Ltd.	1,023	169,336
Infosys Ltd.	12,369	279,292
PayPal Holdings, Inc.*	1,023	189,143
Visa, Inc.	1,395	270,309
		1,240,462
Life Sciences Tools & Services — 1.0%
Syneos Health, Inc.*	2,379	231,144

Machinery — 0.9%
Caterpillar, Inc.	1,116	215,779

Marine — 1.3%
A.P. Moller - Maersk A/S	97	290,318

Metals & Mining — 1.5%
BHP Group Ltd.	6,138	171,344
Boliden AB	5,115	175,635
		346,979
Multiline Retail — 1.0%
Target Corp.	930	226,771

Multi-Utilities — 1.0%
Veolia Environnement SA	7,380	235,915

Oil, Gas & Consumable Fuels — 4.8%
ConocoPhillips	3,720	260,884
Equinor ASA	8,450	212,100
Kinder Morgan, Inc.	11,346	175,409
Pioneer Natural Resources Co.	1,518	270,690
Santos Ltd.	37,665	170,386
		1,089,469
Personal Products — 1.2%
L’Oreal	625	279,640

Investments	Number of Shares	Value

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	3,720	$199,504
Eli Lilly & Co.	1,023	253,745
Ipsen SA	1,860	180,343
Zoetis Inc.	1,200	266,448
		900,040
Professional Services — 1.0%
Stantec, Inc.	4,371	235,655

Real Estate Investment Trusts — 1.7%
American Tower Corp.	837	219,696
VICI Properties, Inc.	6,138	166,953
		386,649

Real Estate Management & Development — 0.8%
Daiwa House Industry Co. Ltd.	6,603	192,836

Road & Rail — 0.9%
TFI International, Inc.	2,139	211,499

Semiconductors & Semiconductor Equipment — 6.0%
Broadcom, Inc.	569	315,044
NVIDIA Corp.	1,240	405,183
Taiwan Semiconductor Manufacturing Co. Ltd.	3,348	392,218
Tokyo Electron Ltd.	465	245,062
		1,357,507
Software — 7.4%
Microsoft Corp.	3,348	1,106,815
Netcompany Group A/S	1,767	186,805
ServiceNow, Inc.*	372	240,944
Zendesk, Inc.*	1,395	142,444
		1,677,008
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	930	205,270
JD Sports Fashion plc	77,855	229,591
Kingfisher plc	39,432	165,269
RH*	284	165,623
		765,753
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	3,534	584,170
Lenovo Group Ltd.	175,677	179,602
		763,772

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.
5

Investments	Number of Shares	Value
COMMON STOCKS — 99.4% (Continued)
Textiles, Apparel & Luxury Goods — 3.1%
Deckers Outdoor Corp.*	590	$239,186
LVMH Moet Hennessy Louis Vuitton SE	380	293,676
Pandora A/S	1,395	171,864
		704,726
Trading Companies & Distributors — 1.7%
Brenntag SE	2,046	174,334
ITOCHU Corp.	7,161	205,600
		379,934
Wireless Telecommunication Services — 0.9%
MTN Group Ltd.*	21,142	213,204

TOTAL COMMON STOCKS (Cost $22,848,749)		22,684,643

MONEY MARKET FUND — 0.5%
First American Treasury Obligations Fund, Class X, 0.013% (a)	123,918	123,918
TOTAL MONEY MARKET FUND (Cost $123,918)		123,918
TOTAL INVESTMENTS — 99.9% (Cost $22,972,667)		22,808,561
OTHER ASSETS LESS LIABILITIES — 0.1%		20,489
NET ASSETS — 100.0%		$22,829,050

*Non-income producing security.

(a)7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
6

Statement of Assets and Liabilities	SHP ETF Trust
November 30, 2021 (Unaudited)

FIS Knights of Columbus Global Belief ETF
ASSETS
Investments in securities, at value (identified cost $22,848,749) (See Note 2)	$22,684,643
Investments in money market fund, at value (identified cost $123,918) (See Note 2)	123,918
Total securities, at value (identified cost $22,972,667) (See Note 2)	22,808,561
Receivables:
Dividends	33,830
Foreign tax reclaims	1,163
Total Assets	22,843,554

LIABILITIES
Payables:
Investment management fees	14,504
Total Liabilities	14,504
NET ASSETS	$22,829,050

NET ASSETS CONSIST OF:
Paid-in capital	$23,131,359
Distributable earnings (loss)	(302,309)
NET ASSETS	$22,829,050

Shares issued and outstanding, $0 par value, unlimited shares authorized	930,000

Net Asset Value, Offering Price and Redemption Price Per Share	$24.55

The accompanying notes are an integral part of these financial statements.
7

Statement of Operations	SHP ETF Trust
For the Period Ended November 30, 2021 (Unaudited)

FIS Knights of Columbus Global Belief ETF(a)
INVESTMENT INCOME
Dividends	$134,553
Foreign withholding tax on dividends	(7,459)
Total investment income	127,094

EXPENSES
Investment management fees (See Note 3)	57,638
Total expenses	57,638
Net Investment Income	69,456

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(207,445)
Foreign currency transactions	(214)
Net realized gain (loss)	(207,659)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	147,959
Translation of assets and liabilities denominated in foreign currencies	(312,065)
Change in net unrealized appreciation (depreciation)	(164,106)
Net realized and unrealized gain (loss)	(371,765)
Net increase (decrease) in net assets resulting from operations	$(302,309)

(a)The Fund commenced investment operations on July 14, 2021.

The accompanying notes are an integral part of these financial statements.
8

Statement of Changes in Net Assets	FIS Knights of Columbus Global Belief ETF

	For the Period Ended November 30, 2021 (Unaudited)(a)
OPERATIONS
Net investment income	$69,456
Net realized gain (loss)	(207,659)
Net change in unrealized appreciation (depreciation)	(164,106)
Net increase (decrease) in net assets resulting from operations	(302,309)

DISTRIBUTIONS
Distributable earnings	—
Total distributions	—

CAPITAL TRANSACTIONS
Proceeds from shares issued	23,131,359	(b)
Cost of shares redeemed	(100,000	)(b)
Net increase from capital transactions	23,031,359
Total increase in net assets	22,729,050

NET ASSETS
Beginning of period	100,000	(b)
End of period	$22,829,050

SHARE TRANSACTIONS
Beginning of period	4,000	(b)
Shares issued	930,000
Shares redeemed	(4,000	)(b)
Shares Outstanding, End of Period	930,000

(a)The Fund commenced investment operations on July 14, 2021.

(b)Beginning capital of $100,000 was contributed by Faith Investor Services LLC, investment adviser to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the adviser on the commencement of investment operations on July 14, 2021.

Financial Highlights	FIS Knights of Columbus Global Belief ETF
For a share outstanding throughout the period presented

The accompanying notes are an integral part of these financial statements.
9

	For the Period Ended November 30, 2021 (Unaudited)(a)

Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss)(c)	(0.54)
Total from investment operations	(0.45)

LESS DISTRIBUTIONS:
From net investment income	—
Net realized capital gain	—
Total distributions	—

Net asset value, end of period	$24.55

TOTAL RETURN:
Net Asset Value(d)	(1.81)	%^
Market Value(e)	(1.32)	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$22.8
Ratio to average net assets of:
Expenses	0.75	%+
Net investment income	0.90	%+
Portfolio turnover rate(f)	18	%^

(a)The Fund commenced investment operations on July 14, 2021.

(b)Calculated using average shares outstanding, during the period.

(c)The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)Portfolio turnover rate excludes in-kind transactions.

^Not Annualized.

+Annualized.

10

Notes to the Financial Statements	SHP ETF Trust
November 30, 2021 (Unaudited)

NOTE 1 – Organization

The SHP ETF TRUST (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, FIS Knights of Columbus Global Belief ETF (the “Fund”). The Fund is a diversified series of the Trust. The investment objective of the Fund is to seek income and long-term growth of capital.

Faith Investor Services, LLC (the “Adviser”) is the investment adviser to the Fund.

Knights of Columbus Asset Advisors LLC (the “Sub-Adviser”) acts as the sub-adviser to the Fund.

NOTE 2 – Summary of Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2021, there were no securities that were internally fair valued.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

11

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2021 (Unaudited)

•Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the FIS Knights of Columbus Global Belief ETF investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,684,643	$—	$—	$22,684,643
Money Market Fund	123,918	—	—	123,918
Total Investments	$22,808,561	$—	$—	$22,808,561

*See Schedule of Investments for segregation by industry type.

B. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

C. Use of Estimates. The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D. Federal Income Taxes. The Fund intends to qualify (or continue to qualify) as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of November 30, 2021.

E. Distributions to Shareholders. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

F. Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering expenses for the Fund.

12

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2021 (Unaudited)

NOTE 3 – Investment Advisory and Other Agreements

Management

The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Knights of Columbus Asset Advisors LLC (“Sub-Adviser”) acts as the Fund’s sub-adviser pursuant to an investment sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Fund, has entered into the Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Adviser for compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.75% based on the Fund’s average daily net assets. For the period ended November 30, 2021 the Fund incurred $57,638 in investment advisory fees.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Fund.

Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the investment advisory fee payable by the Fund to the Adviser; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees).

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of November 30, 2021, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

13

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2021 (Unaudited)

NOTE 4 – Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2021, were as follows:

	Purchases	Sales
FIS Knights of Columbus Global Belief ETF	$3,896,717	$3,022,356

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2021, were as follows:

	Purchases In-Kind	Sales In-Kind
FIS Knights of Columbus Global Belief ETF	$22,183,032	$—

NOTE 5 – Related Parties

As of November 30, 2021, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 6 – Share Transactions

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. Additionally, a variable fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Unit (inclusive of any transaction fees charged), for each creation or redemption. Variable fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 7 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Sub-Adviser of the Fund, owned 800,000 shares of the FIS Knights of Columbus Global Belief ETF, representing 86.02% of the shares outstanding.

NOTE 8 – Principal Risks

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

14

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2021 (Unaudited)

NOTE 9 – Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

NOTE 10 – COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance.

NOTE 11 – Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Fund’s financial statements.

15

Expense Example	SHP ETF Trust
For the Period Ended November 30, 2021 (Unaudited)

As a shareholder of the FIS Knights of Columbus Global Belief ETF Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 14, 2021 (commencement of investment operations) through November 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

FIS Knights of Columbus Global Belief ETF

	Beginning Account Value(a)	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$ 981.90	$2.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$2.90

(a)The Fund commenced investment operations on July 14, 2021.

*The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the number of days in the period, 140 days, and divided by the number of days in the most recent twelve-month period, 365 days.

16

Approval of Investment Advisory Agreement and Sub-Advisory Agreement and Board Considerations	SHP ETF Trust
(Unaudited)

Investment Advisory Agreement

At the organizational meeting of the Board of Trustees (the “Board) of the SHP ETF Trust (the “Trust”) held on June 16, 2021, the Board reviewed and discussed the written materials that were provided by Faith Investor Services, LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the SHP ETF Trust on behalf of FIS Knights of Columbus Global Belief ETF (the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expenses of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; (iv) the anticipated profitability of the Fund to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of Knights of Columbus Asset Advisors LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s investment process. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including: the oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Sub-Adviser performance, reviewing the proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that the Adviser will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust; and whether there are procedures in place to adequately allocate trades among its respective clients.

The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations, noting that the Adviser’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance

Because the Fund had not yet commenced operations, the Trustees could not consider the Fund’s past performance.

Fees and Expenses

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s advisory fee, which is a unitary fee, and overall expenses compared to a peer group comprised of funds in the World Stock Blend category constructed by the Adviser and the Sub-Adviser, each of which had similar investment objectives and strategies. The Board was aware that under the unitary fee arrangement, the Adviser is contractually obligated to pay the fees of each of the Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses. The Board considered the fact that the Adviser would charge the Fund an investment advisory fee of 75 basis points. The Board noted that the

17

Approval of Investment Advisory Agreement and Sub-Advisory Agreement and Board Considerations (Continued)	SHP ETF Trust
(Unaudited)

advisory fee for the Trust was 12 basis points greater than the highest ETF in the peer group, noting, however, that three of the peer ETFs were index or passive ETFs while the Fund will be actively managed. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Trust and comparative fee and expense data, the advisory fee charged by the Adviser and the estimated expenses for the Trust were reasonable.

Profitability

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Trust based on profitability projections and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser to the Board. After review and discussion, the Board concluded the investment advisory relationship would initially be unprofitable to the Adviser and, once the Trust had sufficient assets, the anticipated profit from the Adviser’s relationship with the Trust would not be excessive.

Economies of Scale

As to the extent to which the Trust will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Trust. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of the Fund, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

Sub-Advisory Agreement

At the organizational meeting of the Board of Trustees (the “Board) of the SHP ETF Trust (the “Trust”) held on June 16, 2021, the Board reviewed and discussed the written materials that were provided by Knights of Columbus Asset Advisors LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the FIS Knights of Columbus Global Belief ETF (KOCG) (the “Fund”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Faith Investor Services, LLC (the “Adviser”) to the Sub-Adviser; (iv) the anticipated profitability of the Fund to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services

As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board reviewed the presentation materials prepared by the Sub-Adviser describing its investment process. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including: whether the Sub-Adviser is involved in any lawsuits or pending regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process noting that the Fund would be an actively managed equity fund. In consideration of the compliance policies and procedures for the Sub-Adviser included in the meeting materials, the Board concluded that the Sub-Adviser had sufficient quality and depth of

18

personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Trust would be satisfactory.

Performance

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance.

Fees and Expenses

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser, pursuant to the Sub-Advisory Agreement. The Board considered that Sub-Adviser is to be paid by the Adviser and not by the Trust. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. It was noted that the Adviser and Sub-Adviser were not affiliated companies. The Trustees discussed the total fees expected to be paid to the Sub-Adviser, and noted that the Sub-Adviser will receive no other compensation from the Trust or the Adviser, except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.

Profitability

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Trust. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale

The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Investment Sub-Advisory Agreement.

Fall-Out Benefits

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Fund based on the potential success of the Fund, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement and Board Considerations (Continued)	SHP ETF Trust
(Unaudited)

19

Additional Information (Unaudited)	SHP ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at https://faithinvestorservices.com/fis-kocaa-etf-kocg/.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

SHP ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the SHP ETF Trusts website at https://faithinvestorservices.com/fis-kocaa-etf-kocg/.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://faithinvestorservices.com/fis-kocaa-etf-kocg/. Information on how the Fund voted proxies relating to portfolio securities during the period ended November 30 is available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at https://faithinvestorservices.com/fis-kocaa-etf-kocg/.

Fund	Symbol	CUSIP
FIS Knights of Columbus Global Belief ETF	KOCG	78433H105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Faith Investor Services LLC 14785 Preston Road, Suite 1000 Dallas, TX 75254	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

SHPSAR112021

(b)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHP ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	February 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	February 1, 2022

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	February 1, 2022